Equity (Details) - Schedule of changes in exercisable ordinary shares warrants	12 Months Ended
Dec. 31, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Warrants	27,016
Exercise price per share | $ / shares	$ 180
Issuance date	Mar. 22, 2016
Expiration date	Sep. 22, 2021
Number of Warrants, Outstanding	1,407,683
Issued to placement agent [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	70,000
Exercise price per share | $ / shares	$ 10
Issuance date	Feb. 26, 2020
Expiration date	Feb. 24, 2025
Issued to investors [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	2,093,750
Exercise price per share | $ / shares	$ 9
Issuance date	Mar. 05, 2020
Expiration date	Mar. 05, 2022
Issued to placement agent [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	146,563
Exercise price per share | $ / shares	$ 10
Issuance date	Mar. 04, 2020
Expiration date	Mar. 04, 2022
Exercised [Member]
Class of Warrant or Right [Line Items]
Exercise price per share | $ / shares	$ 10
Number of Warrants	(147,646)
Exercised [Member]
Class of Warrant or Right [Line Items]
Exercise price per share | $ / shares	$ 9
Number of Warrants	(782,000)